Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended					9 Months Ended
	Dec. 15, 2022	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure Of Income Taxes [Line Items]
Taxable Income		$ 497	$ 485			$ 602	$ 2,088	$ 2,283
Minimum future earnings taxable income	$ 100
Canadian Federal Tax Measures [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Income tax rate	15.00%
Taxable Income	$ 1,000			$ 579
Tax benefit arising from increase in statutory tax rate					$ 39
Increase in Tax Rate In Future Earnings	1.50%
Tax benefit arising from increase in statutory tax rate, recognized in consolidated statement of income					$ 13
Canada recovery dividend payable				$ 640
2011 to 2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		1,555					1,555
2014 to 2018 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		551					551
2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 2					$ 2